Quarterly Holdings Report
for
Fidelity® Balanced Fund
May 31, 2023
BAL-NPRT3-0723
1.800332.119
Common Stocks - 61.8%
	Shares	Value ($) (000s)
COMMUNICATION SERVICES - 5.8%
Diversified Telecommunication Services - 0.1%
AT&T, Inc.	139,776	2,199
Cellnex Telecom SA (a)	398,700	16,156
Liberty Global PLC Class C (b)	632,252	10,761
		29,116
Entertainment - 1.1%
Activision Blizzard, Inc.	959,738	76,971
Cinemark Holdings, Inc. (b)(c)	723,086	11,577
Netflix, Inc. (b)	442,642	174,945
Sea Ltd. ADR (b)	700,355	40,207
Take-Two Interactive Software, Inc. (b)	274,561	37,815
The Walt Disney Co. (b)	857,827	75,454
World Wrestling Entertainment, Inc. Class A (c)	205,651	20,837
		437,806
Interactive Media & Services - 3.9%
Alphabet, Inc.:
Class A (b)	5,136,379	631,107
Class C (b)	2,370,895	292,497
Epic Games, Inc. (b)(d)(e)	12,272	8,639
Meta Platforms, Inc. Class A (b)	2,087,515	552,607
Snap, Inc. Class A (b)	3,200,366	32,644
		1,517,494
Media - 0.5%
Altice U.S.A., Inc. Class A (b)	965,540	2,472
Charter Communications, Inc. Class A (b)	102,777	33,521
Comcast Corp. Class A	2,820,300	110,979
Liberty Broadband Corp.:
Class A (b)	370,676	27,382
Class C (b)(c)	329,002	24,379
		198,733
Wireless Telecommunication Services - 0.2%
T-Mobile U.S., Inc. (b)	567,203	77,849
TOTAL COMMUNICATION SERVICES		2,260,998
CONSUMER DISCRETIONARY - 6.1%
Automobile Components - 0.1%
Adient PLC (b)	702,916	23,681
Automobiles - 0.9%
Ferrari NV	120,263	34,476
Tesla, Inc. (b)	1,657,371	337,988
		372,464
Broadline Retail - 2.3%
Amazon.com, Inc. (b)	7,154,057	862,636
eBay, Inc.	1,299,420	55,277
		917,913
Hotels, Restaurants & Leisure - 1.2%
Booking Holdings, Inc. (b)	39,141	98,196
Caesars Entertainment, Inc. (b)	580,693	23,814
Churchill Downs, Inc.	448,722	60,945
Domino's Pizza, Inc.	103,009	29,857
Marriott International, Inc. Class A	563,802	94,600
McDonald's Corp.	270,010	76,983
Sweetgreen, Inc. Class A (b)	72,908	695
Yum! Brands, Inc.	554,700	71,384
		456,474
Household Durables - 0.1%
D.R. Horton, Inc.	76,149	8,136
Mohawk Industries, Inc. (b)	182,677	16,814
		24,950
Specialty Retail - 1.2%
Cazoo Group Ltd. (b)(d)	19,377	26
Fast Retailing Co. Ltd.	83,700	19,633
Lowe's Companies, Inc.	792,446	159,385
The Home Depot, Inc.	374,264	106,085
TJX Companies, Inc.	2,073,177	159,199
Valvoline, Inc.	922,393	35,512
		479,840
Textiles, Apparel & Luxury Goods - 0.3%
Capri Holdings Ltd. (b)	51,414	1,805
LVMH Moet Hennessy Louis Vuitton SE	12,051	10,537
NIKE, Inc. Class B	498,766	52,500
PVH Corp.	305,337	26,265
Tapestry, Inc.	923,391	36,954
		128,061
TOTAL CONSUMER DISCRETIONARY		2,403,383
CONSUMER STAPLES - 4.6%
Beverages - 1.7%
Boston Beer Co., Inc. Class A (b)	36,104	12,185
Celsius Holdings, Inc. (b)	234,899	29,487
Constellation Brands, Inc. Class A (sub. vtg.)	370,566	90,036
Duckhorn Portfolio, Inc. (b)	517,240	6,740
Keurig Dr. Pepper, Inc.	1,140,215	35,483
Molson Coors Beverage Co. Class B	249,500	15,432
Monster Beverage Corp.	1,351,124	79,203
PepsiCo, Inc.	1,006,304	183,500
Pernod Ricard SA	114,644	24,766
The Coca-Cola Co.	3,246,243	193,671
The Vita Coco Co., Inc. (b)	139,700	3,727
		674,230
Consumer Staples Distribution & Retail - 1.3%
Alimentation Couche-Tard, Inc. Class A (multi-vtg.)	499,203	24,171
Costco Wholesale Corp.	351,862	179,999
Dollar General Corp.	81,968	16,483
Dollar Tree, Inc. (b)	496,700	66,995
U.S. Foods Holding Corp. (b)	1,203,008	47,856
Walmart, Inc.	1,298,389	190,694
		526,198
Food Products - 0.6%
Freshpet, Inc. (b)(c)	428,410	25,602
Lamb Weston Holdings, Inc.	196,339	21,833
McCormick & Co., Inc. (non-vtg.)	363,851	31,193
Mondelez International, Inc.	1,384,881	101,664
Sovos Brands, Inc. (b)	869,648	16,515
The Hershey Co.	176,854	45,929
TreeHouse Foods, Inc. (b)	166,601	7,889
		250,625
Household Products - 0.8%
Procter & Gamble Co.	2,057,764	293,231
Personal Care Products - 0.2%
Estee Lauder Companies, Inc. Class A	251,005	46,192
Kenvue, Inc.	711,100	17,841
		64,033
TOTAL CONSUMER STAPLES		1,808,317
ENERGY - 2.6%
Energy Equipment & Services - 0.3%
Expro Group Holdings NV (b)	1,607,821	26,674
Schlumberger Ltd.	1,170,142	50,117
Weatherford International PLC (b)	618,834	34,927
		111,718
Oil, Gas & Consumable Fuels - 2.3%
Africa Oil Corp.	9,790,400	20,915
Canadian Natural Resources Ltd.	926,795	49,927
Eco Atlantic Oil & Gas Ltd. (b)	8,390,000	1,885
Exxon Mobil Corp.	4,493,590	459,155
Hess Corp.	668,532	84,683
Imperial Oil Ltd.	1,622,288	73,639
Kosmos Energy Ltd. (b)	4,112,910	24,513
MEG Energy Corp. (b)	3,759,034	56,794
Phillips 66 Co.	686,870	62,924
Valero Energy Corp.	500,090	53,530
		887,965
TOTAL ENERGY		999,683
FINANCIALS - 7.7%
Banks - 3.2%
AIB Group PLC	2,020,900	8,278
Bank of America Corp.	7,452,049	207,092
BNP Paribas SA (c)	1,064,209	61,871
Citigroup, Inc.	1,676,821	74,317
DNB Bank ASA	1,051,300	17,611
Eurobank Ergasias Services and Holdings SA (b)	19,128,182	29,851
JPMorgan Chase & Co.	2,324,079	315,401
KBC Group NV	282,100	18,448
KeyCorp	4,376,100	40,873
M&T Bank Corp.	268,194	31,958
NatWest Group PLC	6,107,783	19,790
Piraeus Financial Holdings SA (b)	5,398,283	15,926
PNC Financial Services Group, Inc.	359,500	41,641
Standard Chartered PLC (United Kingdom)	1,612,400	12,708
Starling Bank Ltd. Series D (b)(d)(e)	5,092,112	19,130
Sumitomo Mitsui Financial Group, Inc.	593,959	24,104
U.S. Bancorp	1,188,083	35,524
UniCredit SpA	1,520,734	29,323
Wells Fargo & Co.	5,377,108	214,063
Zions Bancorp NA	785,200	21,428
		1,239,337
Capital Markets - 0.7%
Bank of New York Mellon Corp.	2,554,919	102,708
BlackRock, Inc. Class A	33,241	21,858
Cboe Global Markets, Inc.	107,743	14,267
State Street Corp.	1,229,989	83,664
StepStone Group, Inc. Class A	589,638	12,683
UBS Group AG	2,179,100	41,207
Virtu Financial, Inc. Class A	752,274	13,232
		289,619
Consumer Finance - 0.2%
American Express Co.	63,299	10,037
Capital One Financial Corp.	209,572	21,839
OneMain Holdings, Inc.	730,118	27,642
Shriram Transport Finance Co. Ltd.	594,039	10,056
		69,574
Financial Services - 1.7%
Ant International Co. Ltd. Class C (b)(d)(e)	7,317,052	11,268
Apollo Global Management, Inc.	1,066,314	71,283
Berkshire Hathaway, Inc.:
Class A (b)	79	38,554
Class B (b)	143,634	46,118
Block, Inc. Class A (b)	792,736	47,873
Dlocal Ltd. (b)	1,251,211	14,564
Fiserv, Inc. (b)	732,092	82,133
FleetCor Technologies, Inc. (b)	160,900	36,452
Jumo World Ltd. (b)(e)	1,163	1,106
One97 Communications Ltd. (b)	125,000	1,054
UWM Holdings Corp. Class A (c)	671,853	3,447
Visa, Inc. Class A	1,298,578	287,025
Voya Financial, Inc.	109,700	7,438
Worldline SA (a)(b)	617,855	24,006
		672,321
Insurance - 1.9%
Arthur J. Gallagher & Co.	193,288	38,721
Chubb Ltd.	892,462	165,819
Direct Line Insurance Group PLC	7,216,142	14,892
Everest Re Group Ltd.	62,900	21,387
Fairfax Financial Holdings Ltd. (sub. vtg.)	40,800	29,285
Globe Life, Inc.	293,957	30,330
Hartford Financial Services Group, Inc.	934,027	64,000
Marsh & McLennan Companies, Inc.	398,159	68,953
Progressive Corp.	680,000	86,979
Prudential PLC	1,081,431	14,210
The Travelers Companies, Inc.	980,507	165,941
Unum Group	642,513	27,917
		728,434
TOTAL FINANCIALS		2,999,285
HEALTH CARE - 8.6%
Biotechnology - 1.6%
Apellis Pharmaceuticals, Inc. (b)	108,400	9,306
Biogen, Inc. (b)	367,821	109,026
Gilead Sciences, Inc.	2,573,384	197,996
Legend Biotech Corp. ADR (b)	561,296	36,018
PTC Therapeutics, Inc. (b)	416,950	17,499
Regeneron Pharmaceuticals, Inc. (b)	36,777	27,052
Sarepta Therapeutics, Inc. (b)	186,800	23,088
Vertex Pharmaceuticals, Inc. (b)	580,415	187,805
		607,790
Health Care Equipment & Supplies - 2.0%
Abbott Laboratories	898,861	91,684
Boston Scientific Corp. (b)	5,113,500	263,243
Intuitive Surgical, Inc. (b)	320,569	98,684
Masimo Corp. (b)	330,075	53,419
Penumbra, Inc. (b)	115,468	35,488
ResMed, Inc.	132,577	27,946
Stryker Corp.	717,667	197,775
		768,239
Health Care Providers & Services - 2.3%
agilon health, Inc. (b)	2,260,767	44,944
AmerisourceBergen Corp.	951,788	161,947
Humana, Inc.	225,603	113,223
Option Care Health, Inc. (b)	671,329	18,495
Surgery Partners, Inc. (b)	2,959,154	110,909
UnitedHealth Group, Inc.	907,395	442,119
		891,637
Life Sciences Tools & Services - 0.8%
Gerresheimer AG	705,265	77,497
IQVIA Holdings, Inc. (b)	322,472	63,498
Thermo Fisher Scientific, Inc.	356,409	181,220
		322,215
Pharmaceuticals - 1.9%
AstraZeneca PLC sponsored ADR	1,954,851	142,861
Eli Lilly & Co.	835,724	358,910
Merck & Co., Inc.	1,412,300	155,932
Royalty Pharma PLC	3,152,785	103,222
		760,925
TOTAL HEALTH CARE		3,350,806
INDUSTRIALS - 5.2%
Aerospace & Defense - 1.2%
Howmet Aerospace, Inc.	1,007,126	43,055
Lockheed Martin Corp.	328,766	145,975
Northrop Grumman Corp.	117,655	51,238
Raytheon Technologies Corp.	400,610	36,912
Space Exploration Technologies Corp. Class A (b)(d)(e)	117,000	9,009
The Boeing Co. (b)	693,926	142,741
TransDigm Group, Inc.	77,200	59,726
		488,656
Air Freight & Logistics - 0.1%
Delhivery Private Ltd.	1,223,173	5,165
United Parcel Service, Inc. Class B	190,015	31,733
		36,898
Building Products - 0.3%
Trane Technologies PLC	830,352	135,538
Electrical Equipment - 0.5%
AMETEK, Inc.	1,083,540	157,189
Eaton Corp. PLC	330,600	58,153
		215,342
Ground Transportation - 0.7%
CSX Corp.	3,293,849	101,022
Old Dominion Freight Lines, Inc.	308,829	95,873
Uber Technologies, Inc. (b)	1,621,165	61,491
		258,386
Industrial Conglomerates - 0.6%
General Electric Co.	1,490,429	151,323
Honeywell International, Inc.	334,422	64,075
		215,398
Machinery - 1.7%
Caterpillar, Inc.	441,068	90,750
Deere & Co.	157,286	54,418
Dover Corp.	840,158	112,018
Fortive Corp.	2,242,178	145,988
Ingersoll Rand, Inc.	1,865,627	105,706
Parker Hannifin Corp.	434,533	139,242
		648,122
Passenger Airlines - 0.1%
Delta Air Lines, Inc. (b)	962,063	34,952
Professional Services - 0.0%
Dun & Bradstreet Holdings, Inc.	1,396,602	13,966
TOTAL INDUSTRIALS		2,047,258
INFORMATION TECHNOLOGY - 16.6%
Electronic Equipment, Instruments & Components - 0.2%
Amphenol Corp. Class A	952,352	71,855
IT Services - 0.8%
Accenture PLC Class A	212,493	65,006
Capgemini SA	194,879	33,912
EPAM Systems, Inc. (b)	152,522	39,140
MongoDB, Inc. Class A (b)	223,569	65,682
Shopify, Inc. Class A (b)	162,200	9,276
Snowflake, Inc. (b)	185,193	30,624
Twilio, Inc. Class A (b)	571,508	39,788
Wix.com Ltd. (b)	319,658	24,364
		307,792
Semiconductors & Semiconductor Equipment - 4.0%
Advanced Micro Devices, Inc. (b)	937,860	110,864
ASML Holding NV (Netherlands)	82,587	59,737
Lam Research Corp.	191,520	118,110
Marvell Technology, Inc.	1,192,811	69,768
MediaTek, Inc.	693,000	17,123
Microchip Technology, Inc.	209,362	15,757
Micron Technology, Inc.	2,123,139	144,798
NVIDIA Corp.	1,961,996	742,302
NXP Semiconductors NV	424,282	75,989
Renesas Electronics Corp. (b)	3,441,813	55,706
Silergy Corp.	812,000	10,587
SolarEdge Technologies, Inc. (b)	176,919	50,392
Taiwan Semiconductor Manufacturing Co. Ltd.	5,811,000	105,199
		1,576,332
Software - 7.6%
Adobe, Inc. (b)	530,935	221,819
Autodesk, Inc. (b)	401,970	80,149
CCC Intelligent Solutions Holdings, Inc. (b)(d)	253,848	2,777
Cvent Holding Corp. (b)(d)	788,735	6,696
Elastic NV (b)	397,424	28,940
Five9, Inc. (b)	559,812	37,009
HubSpot, Inc. (b)	169,169	87,628
Intuit, Inc.	344,313	144,308
Microsoft Corp.	6,077,328	1,995,732
Salesforce, Inc. (b)	1,014,284	226,571
Stripe, Inc. Class B (b)(d)(e)	110,500	2,224
Synopsys, Inc. (b)	179,215	81,536
Tenable Holdings, Inc. (b)	100,900	4,136
Workday, Inc. Class A (b)	273,271	57,931
		2,977,456
Technology Hardware, Storage & Peripherals - 4.0%
Apple, Inc.	8,648,650	1,532,973
Samsung Electronics Co. Ltd.	126,210	6,814
		1,539,787
TOTAL INFORMATION TECHNOLOGY		6,473,222
MATERIALS - 1.5%
Chemicals - 1.0%
Air Products & Chemicals, Inc.	160,274	43,136
Cabot Corp.	186,317	12,759
Celanese Corp. Class A	247,918	25,788
Chemtrade Logistics Income Fund	1,247,743	7,565
Corteva, Inc.	701,114	37,503
DuPont de Nemours, Inc.	412,935	27,745
Linde PLC	427,956	151,351
LyondellBasell Industries NV Class A	400,226	34,235
Olin Corp.	246,664	11,670
The Chemours Co. LLC	531,761	14,086
Tronox Holdings PLC	969,702	10,318
Westlake Corp.	64,514	6,706
		382,862
Construction Materials - 0.1%
Martin Marietta Materials, Inc.	48,080	19,138
Vulcan Materials Co.	102,788	20,095
		39,233
Containers & Packaging - 0.1%
Aptargroup, Inc.	121,406	13,657
Greif, Inc. Class A	193,634	11,637
		25,294
Metals & Mining - 0.3%
First Quantum Minerals Ltd.	1,396,081	29,248
Franco-Nevada Corp.	121,300	17,628
Freeport-McMoRan, Inc.	1,323,146	45,437
Glencore PLC	2,043,715	10,452
Horizonte Minerals PLC (b)	733,313	1,231
Ivanhoe Mines Ltd. (b)	640,100	4,687
Major Drilling Group International, Inc. (b)	492,800	3,314
Reliance Steel & Aluminum Co.	69,209	16,242
		128,239
TOTAL MATERIALS		575,628
REAL ESTATE - 1.4%
Equity Real Estate Investment Trusts (REITs) - 1.4%
American Tower Corp.	345,374	63,701
Corporate Office Properties Trust (SBI)	503,996	11,501
Crown Castle International Corp.	186,985	21,169
CubeSmart	80,802	3,591
Digital Realty Trust, Inc.	374,900	38,412
Equinix, Inc.	99,255	74,000
Equity Lifestyle Properties, Inc.	598,270	37,793
Essex Property Trust, Inc.	177,390	38,327
Host Hotels & Resorts, Inc.	930,674	15,449
Invitation Homes, Inc.	1,047,144	35,477
Life Storage, Inc.	13,455	1,714
Mid-America Apartment Communities, Inc.	249,195	36,647
Prologis (REIT), Inc.	752,607	93,737
Simon Property Group, Inc.	99,913	10,506
Ventas, Inc.	840,784	36,271
Welltower, Inc.	656,288	48,966
		567,261
Real Estate Management & Development - 0.0%
WeWork, Inc. (b)(c)	637,478	109
TOTAL REAL ESTATE		567,370
UTILITIES - 1.7%
Electric Utilities - 1.2%
Constellation Energy Corp.	709,830	59,640
Edison International	458,756	30,975
Exelon Corp.	915,541	36,301
FirstEnergy Corp.	375,582	14,043
NextEra Energy, Inc.	1,752,066	128,707
PG&E Corp. (b)	4,381,537	74,223
PPL Corp.	1,181,243	30,949
Southern Co.	1,575,303	109,877
		484,715
Multi-Utilities - 0.4%
Dominion Energy, Inc.	946,118	47,571
NiSource, Inc.	906,677	24,381
Sempra Energy	477,361	68,516
		140,468
Water Utilities - 0.1%
American Water Works Co., Inc.	221,000	31,923
TOTAL UTILITIES		657,106
TOTAL COMMON STOCKS (Cost $16,059,484)		24,143,056

Preferred Stocks - 0.3%
	Shares	Value ($) (000s)
Convertible Preferred Stocks - 0.2%
COMMUNICATION SERVICES - 0.1%
Interactive Media & Services - 0.1%
ByteDance Ltd. Series E1 (b)(d)(e)	143,672	30,486

FINANCIALS - 0.0%
Financial Services - 0.0%
Circle Internet Financial Ltd. Series F (d)(e)	239,407	5,868

INDUSTRIALS - 0.0%
Aerospace & Defense - 0.0%
ABL Space Systems:
Series B(b)(d)(e)	120,349	3,928
Series B2(b)(d)(e)	54,288	1,729
		5,657
Construction & Engineering - 0.0%
Beta Technologies, Inc. Series A (b)(d)(e)	49,193	4,036

TOTAL INDUSTRIALS		9,693

INFORMATION TECHNOLOGY - 0.1%
Communications Equipment - 0.0%
Astranis Space Technologies Corp. Series C (b)(d)(e)	412,038	9,032

Semiconductors & Semiconductor Equipment - 0.0%
Astera Labs, Inc. Series C (b)(d)(e)	947,200	8,421
GaN Systems, Inc.:
Series F1(b)(d)(e)	97,586	1,086
Series F2(b)(d)(e)	51,529	574
Xsight Labs Ltd. Series D (b)(d)(e)	450,873	3,165
		13,246
Software - 0.1%
Algolia, Inc. Series D (b)(d)(e)	189,206	3,071
Bolt Technology OU Series E (b)(d)(e)	41,382	5,349
Databricks, Inc.:
Series G(b)(d)(e)	30,576	1,476
Series H(b)(d)(e)	125,490	6,057
Skyryse, Inc. Series B (b)(d)(e)	332,947	7,009
Stripe, Inc. Series H (b)(d)(e)	135,605	2,730
		25,692
TOTAL INFORMATION TECHNOLOGY		47,970

TOTAL CONVERTIBLE PREFERRED STOCKS		94,017
Nonconvertible Preferred Stocks - 0.1%
FINANCIALS - 0.1%
Financial Services - 0.1%
Circle Internet Financial Ltd. Series E (b)(d)(e)	467,381	11,456

INDUSTRIALS - 0.0%
Professional Services - 0.0%
Checkr, Inc. Series E (b)(e)	588,051	6,445

INFORMATION TECHNOLOGY - 0.0%
IT Services - 0.0%
Gupshup, Inc. (b)(d)(e)	403,701	5,781

TOTAL NONCONVERTIBLE PREFERRED STOCKS		23,682
TOTAL PREFERRED STOCKS (Cost $124,007)		117,699

U.S. Treasury Obligations - 0.0%
	Principal Amount (f) (000s)	Value ($) (000s)
U.S. Treasury Bills, yield at date of purchase 4.03% to 5.2% 6/1/23 to 7/27/23 (g) (Cost $14,841)	14,930	14,841

Preferred Securities - 0.0%
	Principal Amount (f) (000s)	Value ($) (000s)
INFORMATION TECHNOLOGY - 0.0%
Semiconductors & Semiconductor Equipment - 0.0%
GaN Systems, Inc. 0% (d)(e)(h) (Cost $2,287)	2,287	2,823

Fixed-Income Funds - 36.7%
	Shares	Value ($) (000s)
Fidelity Investment Grade Bond Central Fund (i) (Cost $16,232,233)	146,033,614	14,322,977

Money Market Funds - 1.3%
	Shares	Value ($) (000s)
Fidelity Cash Central Fund 5.14% (j)	473,001,841	473,096
Fidelity Securities Lending Cash Central Fund 5.14% (j)(k)	48,029,072	48,034
TOTAL MONEY MARKET FUNDS (Cost $521,127)		521,130

TOTAL INVESTMENT IN SECURITIES - 100.1% (Cost $32,953,979)	39,122,526
NET OTHER ASSETS (LIABILITIES) - (0.1)% (l)	(43,140)
NET ASSETS - 100.0%	39,079,386

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($) (000s)	Value ($) (000s)	Unrealized Appreciation/ (Depreciation) ($) (000s)
Purchased

Equity Index Contracts
CME E-mini S&P 500 Index Contracts (United States)	1,187	Jun 2023	248,706	4,330	4,330

The notional amount of futures purchased as a percentage of Net Assets is 0.6%

Any values shown as $0 in the Schedule of Investments may reflect amounts less than $500.

Legend

(a)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $40,162,000 or 0.1% of net assets.

(b)	Non-income producing
(c)	Security or a portion of the security is on loan at period end.
(d)
Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues).  At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $173,846,000 or 0.4% of net assets.

(e)	Level 3 security
(f)	Amount is stated in United States dollars unless otherwise noted.
(g)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $10,961,000.
(h)	Security is perpetual in nature with no stated maturity date.
(i)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-PORT and is available upon request or at the SEC's website at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com and/or institutional.fidelity.com, as applicable. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(j)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(k)	Investment made with cash collateral received from securities on loan.
(l)	Includes $3,044,000 of cash collateral to cover margin requirements for futures contracts.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost ($) (000s)
ABL Space Systems Series B	3/24/21	5,420

ABL Space Systems Series B2	10/22/21	3,691

Algolia, Inc. Series D	7/23/21	5,533

Ant International Co. Ltd. Class C	5/16/18	27,888

Astera Labs, Inc. Series C	8/24/21	3,184

Astranis Space Technologies Corp. Series C	3/19/21	9,032

Beta Technologies, Inc. Series A	4/09/21	3,604

Bolt Technology OU Series E	1/03/22	10,751

ByteDance Ltd. Series E1	11/18/20	15,743

Cazoo Group Ltd.	3/28/21	3,875

CCC Intelligent Solutions Holdings, Inc.	2/02/21	2,538

Circle Internet Financial Ltd. Series E	5/11/21	7,586

Circle Internet Financial Ltd. Series F	5/09/22	10,089

Cvent Holding Corp.	7/23/21	7,887

Databricks, Inc. Series G	2/01/21	1,808

Databricks, Inc. Series H	8/31/21	9,222

Epic Games, Inc.	3/29/21	10,861

GaN Systems, Inc. Series F1	11/30/21	828

GaN Systems, Inc. Series F2	11/30/21	437

GaN Systems, Inc. 0%	11/30/21	2,287

Gupshup, Inc.	6/08/21	9,231

Skyryse, Inc. Series B	10/21/21	8,217

Space Exploration Technologies Corp. Class A	2/16/21	4,914

Starling Bank Ltd. Series D	6/18/21	9,104

Stripe, Inc. Class B	5/18/21	4,434

Stripe, Inc. Series H	3/15/21 - 5/25/23	5,441

Xsight Labs Ltd. Series D	2/16/21	3,605

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate (Amounts in thousands)	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 5.14%	300,528	6,418,262	6,245,694	10,149	11	(11)	473,096	1.2%
Fidelity Investment Grade Bond Central Fund	12,494,979	2,217,719	95,030	359,232	1,835	(296,526)	14,322,977	39.1%
Fidelity Securities Lending Cash Central Fund 5.14%	48,085	666,971	667,022	389	-	-	48,034	0.2%
Total	12,843,592	9,302,952	7,007,746	369,770	1,846	(296,537)	14,844,107

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. U.S. Treasury Obligations and Preferred Securities are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Derivative Instruments
Risk Exposures and the Use of Derivative Instruments: The Fund's investment objectives allow the Fund to enter into various types of derivative contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets and/or to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk(s):

Equity Risk - Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts: A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a specified price at a specified future date.

The Fund used futures contracts to manage its exposure to the stock market.

Open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end. Any securities and/or cash deposited to meet initial margin requirements are identified in the Schedule of Investments.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.
The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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